Exhibit 99.1

Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	February 10, 2017
Closing Date:	March 29, 2017

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,297,276,907.15	71,274	3.31%	57.31
Original Adj. Pool Balance:		$1,241,432,654.96

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$294,000,000.00	22.663%	1.10000%		April 16, 2018
Class A-2-A Notes	Fixed	$294,730,000.00	22.719%	1.48000%		February 18, 2020
Class A-2-B Notes	Floating	$105,270,000.00	8.115%	LIBOR + 0.08%		February 18, 2020
Class A-3 Notes	Fixed	$368,430,000.00	28.400%	1.76000%		August 16, 2021
Class A-4 Notes	Fixed	$88,370,000.00	6.812%	2.09000%		April 17, 2023
Class B Notes	Fixed	$22,350,000.00	1.723%	2.38000%		April 17, 2023
Class C Notes	Fixed	$37,250,000.00	2.871%	2.53000%		November 15, 2023
Total Securities		$1,210,400,000.00	93.303%

Overcollateralization		$31,032,654.96	2.392%
YSOA		$55,844,252.19	4.305%
Total Original Pool Balance		$1,297,276,907.15	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$9,943,475.82	0.0338213	$-	-	$9,943,475.82
Class A-2-A Notes	$294,730,000.00	1.0000000	$279,272,194.64	0.9475527	$15,457,805.36
Class A-2-B Notes	$105,270,000.00	1.0000000	$99,748,868.22	0.9475527	$5,521,131.78
Class A-3 Notes	$368,430,000.00	1.0000000	$368,430,000.00	1.0000000	$-
Class A-4 Notes	$88,370,000.00	1.0000000	$88,370,000.00	1.0000000	$-
Class B Notes	$22,350,000.00	1.0000000	$22,350,000.00	1.0000000	$-
Class C Notes	$37,250,000.00	1.0000000	$37,250,000.00	1.0000000	$-
Total Securities	$926,343,475.82	0.7653201	$895,421,062.85	0.7397729	$30,922,412.97

Weighted Avg. Coupon (WAC)	3.28%		3.27%
Weighted Avg. Remaining Maturity (WARM)	50.24		49.34
Pool Receivables Balance	$1,010,305,017.90		$977,700,535.58
Remaining Number of Receivables	63,498		62,623

Adjusted Pool Balance	$968,552,186.09		$937,629,773.12

III. COLLECTIONS

Principal:
Principal Collections	$31,024,632.35
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$763,792.44
Total Principal Collections	$31,788,424.79

Interest:
Interest Collections	$2,676,906.03
Late Fees & Other Charges	$62,895.72
Interest on Repurchase Principal	$-
Total Interest Collections	$2,739,801.75

Collection Account Interest	$22,718.08
Reserve Account Interest	$2,474.87
Servicer Advances	$-

Total Collections	$34,553,419.49

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$34,553,419.49
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,553,419.49

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$841,920.85	$-	$841,920.85	841,920.85
	Collection Account Interest					$22,718.08
	Late Fees & Other Charges					$62,895.72
Total due to Servicer						$927,534.65

2.	Class A Noteholders Interest:
	Class A-1 Notes		$9,114.85		$9,114.85
	Class A-2-A Notes		$363,500.33		$363,500.33
	Class A-2-B Notes		$115,699.63		$115,699.63
	Class A-3 Notes		$540,364.00		$540,364.00
	Class A-4 Notes		$153,911.08		$153,911.08

	Total Class A interest:		$1,182,589.89		$1,182,589.89	1,182,589.89

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$44,327.50		$44,327.50	44,327.50

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$78,535.42		$78,535.42	78,535.42

	Available Funds Remaining:					$32,320,432.03

7.	Regular Principal Distribution Amount:					30,922,412.97

			Distributable Amount		Paid Amount
	Class A-1 Notes				$9,943,475.82
	Class A-2-A Notes				$15,457,805.36
	Class A-2-B Notes				$5,521,131.78
	Class A-3 Notes				$-
	Class A-4 Notes				$-
	Class A Notes Total:		$30,922,412.97		$30,922,412.97
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Total Noteholders Principal		$30,922,412.97		$30,922,412.97

8.	Required Deposit to Reserve Account					0.00

9.	Trustee Expenses					0.00

10.	Remaining Available Collections Released to Certificateholder					1,398,019.06

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$41,752,831.81
Beginning Period Amount	$41,752,831.81
Current Period Amortization	$1,682,069.35
Ending Period Required Amount	$40,070,762.46
Ending Period Amount	$40,070,762.46
Next Distribution Date Required Amount	$38,422,671.96

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Hyundai Auto Receivables Trust 2017-A
Monthly Servicing Report

Collection Period	October 2017
Distribution Date	11/15/17
Transaction Month	8
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,103,581.64
Beginning Period Amount	$3,103,581.64
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,103,581.64
Ending Period Amount	$3,103,581.64

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$42,208,710.27	$42,208,710.27	$42,208,710.27
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	4.36%	4.50%	4.50%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.74%	61,836	98.57%	$963,748,148.36
30 - 60 Days	0.92%	577	1.03%	$10,110,073.08
61 - 90 Days	0.26%	163	0.30%	$2,953,763.89
91-120 Days	0.07%	46	0.09%	$856,731.52
121 + Days	0.00%	1	0.00%	$31,818.73
Total		62,623		$977,700,535.58

Delinquent Receivables 30+ Days Past Due
Current Period	1.26%	787	1.43%	$13,952,387.22
1st Preceding Collection Period	1.20%	759	1.34%	$13,499,364.62
2nd Preceding Collection Period	1.11%	712	1.24%	$12,960,087.86
3rd Preceding Collection Period	0.97%	633	1.09%	$11,734,559.70
Four-Month Average	1.13%		1.27%

Ratio of 61+ Delinquency Receivables Balance to EOP Pool Balance			0.39%
Delinquency Percentage exceeds Delinquency Trigger of 9.5% (Y/N)			No

Repossession in Current Period		60		$980,674.64
Repossession Inventory		96		$854,479.18

Current Charge-Offs
Gross Principal of Charge-Offs				$1,579,849.97
Recoveries				$(763,792.44)
Net Loss				$816,057.53

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.97%

Average Pool Balance for Current Period				$994,002,776.74

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.99%
1st Preceding Collection Period				1.26%
2nd Preceding Collection Period				0.85%
3rd Preceding Collection Period				0.97%
Four-Month Average				1.02%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		109	746	$9,451,159.65
Recoveries		94	534	$(3,959,089.23)
Net Loss				$5,492,070.42
Cumulative Net Loss as a % of Initial Pool Balance				0.42%

Net Loss for Receivables that have experienced a Net Loss *		77	580	$5,495,065.13
Average Net Loss for Receivables that have experienced a Net Loss				$9,474.25

Principal Balance of Extensions				$7,662,096.96
Number of Extensions				400

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

IX. CREDIT RISK RETENTION INFORMATION

There were no material changes in the retained interest in the transaction.

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